BASIC AND DILUTED NET INCOME (LOSS) PER SHARE (Tables)	9 Months Ended
Sep. 30, 2025
Earnings Per Share [Abstract]
SCHEDULE OF EARNINGS PER SHARE, BASIC AND DILUTED

The following table sets forth the computation of basic and diluted net income (loss) per share attributable to common stockholders (in thousands, except share and per share amounts):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2025	2024	2025	2024
Numerator:
Net income (loss) from continuing operations	$2,331	$(1,056)	$5,374	$(14,249)
Add: stock based compensation expense, net of tax	—	—	43	—
Add: (gain) loss on convertible note, net of tax	384	—	1,134	—
Net income (loss) attributable to common stockholders from continuing operations, dilutive	$2,715	$(1,056)	$6,551	$(14,249)
Net income (loss) from discontinued operations	$4,814	$(3,379)	$5,828	$(24,495)
Denominator:
Weighted-average common shares outstanding, basic	5,039,340	1,180,562	4,303,537	1,177,853
Add: options and restricted stock units	—	—	3,637	—
Add: 2024 convertible note and second tranche note on as-converted basis	939,422	—	730,631	—
Weighted-average shares outstanding, dilutive	5,978,762	1,180,562	5,037,805	1,177,853

SCHEDULE OF ANTIDILUTIVE SECURITIES EXCLUDED FROM COMPUTATION OF EARNINGS PER SHARE

The following securities were excluded due to their anti-dilution effect on net loss per share attributable to common stockholders recorded in each of the periods:

	As of September 30,
	2025	2024
Warrants to purchase common stock	1,161,195	1,161,195
Stock options outstanding	17,766	64,301
Restricted stock units with performance and market conditions	10,964	11,864
Total	1,189,925	1,237,360